SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2002
                                  (UNAUDITED)

                                  DOW JONESSM
                               ISLAMIC INDEX FUND

                          DOW JONES ISLAMIC INDEX FUND

January 20, 2003

Dear Shareholders:

Assalamu Alaykum (greeting of peace.)

Stock investors endured a third year of market decline. The downward trend was widespread and affected most equity categories including growth and value, large and small cap, as well as domestic and foreign stocks. European and major Asian markets also suffered a third year of decline. Market recovery has not been vigorous due to production overcapacity, weak capital expenditures, and continued apprehension over the prospects of war in the Gulf. The Dow Jones Islamic Index Fund (Class K) declined 19.67% in the year ending 11/30/02, while its benchmark, the Russell 3000 Growth Index (total return), declined 22.52% and the Dow Jones Islamic Market US Index (without dividend) was down 20.33%. Other broad indexes showed similar losses as the Standard and Poor's 500 (S&P 500) returned -16.51%, and the NASDAQ composite lost 23.11%. As the market recovered in the last three months of the fiscal year, your Fund (Class K) rose 9.97% while the Russell 3000 Growth Index (its benchmark) and the S&P 500 went up 7.17% and 8.34% respectively (in total return.)

With the steep decline over the past three years, many investors have become pessimistic, confused, or spooked to paralysis. Every rebound is suspected as a "dead-cat bounce." Many remain on the sidelines, while others tiptoe into stocks. But history indicates that stocks offer their best when the news is worst; the market is most attractive after investors have been hurt the most; and the best rewards are realized when the crowds abandon the sound principle of owning well established, profitable, and growing companies.

Recovery from past severe declines has usually been robust. In 1975, after the famous two-year bear market, the Dow went up 38%. It soared 67% in 1933, following the crash, and rose 20% in 1991 after a less severe decline. However, stocks will not necessarily rocket tomorrow. There are instances of a more modest market recovery. The Dow, for example, went up only 8% in 1942, following a three-year decline.

In the long run, stocks always win over bonds and money market funds, although stocks experience higher volatility along the way. Even after the three successive years of stock market decline and the recent positive return in bonds, the stock market (S&P 500) has returned an overall average of 13.19% over the last 20 years (ending 9/30/ 2002), while long-term treasury bonds have returned 11.59%. Muslim investors who avoided bonds during these years did not suffer financially for adhering to their faith principles.

By investing in the Dow Jones Islamic Index Fund, you acquire a portion of a highly diversified portfolio exceeding 300 stocks in a variety of sectors and industries. Stocks are also selected to meet Islamic moral principles, thus providing an avenue by which Muslims can adhere to their faith while encouraging better business practices and ethics. We appreciate you investing your hard-earned savings in the Fund, and we invite you to consider taking advantage of the higher annual contribution limits for Retirement IRA accounts ($3000) and Coverdell Educational accounts ($2000.) We at the Dow Jones Islamic Index Fund will continue to be diligent and prudent in serving you with our best efforts.

Respectfully,

/s/Bassam Osman

Dr. Bassam Osman
President, Dow Jones Islamic Index Fund

Past performance is no guarantee of future results. Please consult your investment professional regarding your specific situation.

                          DOW JONES ISLAMIC INDEX FUND
                          Average Annual Total Returns

                                                                            CLASS K
                                                     ------------------------------------------------------

                                                       SIX MONTHS        TWELVE MONTHS         SINCE SEC
JUNE 30, 2000 THROUGH NOVEMBER 30, 2002              ENDED 11/30/02      ENDED 11/30/02      EFFECTIVE DATE
---------------------------------------              --------------      --------------      --------------

Dow Jones Islamic Index Fund - Class K                  (10.38)%            (19.67)%            (21.58)%
Dow Jones Islamic Market USA Index*<F1>                 (11.23)%            (20.33)%            (21.46)%
Russell 3000 Growth Index**<F2>                         (11.66)%            (22.52)%            (27.27)%
Standard and Poors 500 Index                            (11.49)%            (16.51)%            (15.49)%
NASDAQ Composite Index                                   (8.29)%            (23.11)%            (33.31)%

Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

As of the period ended November 30, 2002, The Dow Jones Islamic Index Fund has chosen to use the Russell 3000 growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance.

  *<F1> The Dow Jones Islamic Market USA Index is a diversified compellation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.
          Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
 **<F2> The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

                          DOW JONES ISLAMIC INDEX FUND
                            SCHEDULE OF INVESTMENTS
                         November 30, 2002 (Unaudited)

NUMBER OF                                                              FAIR
  SHARES                                                              VALUE
---------                                                             -----
COMMON STOCK - 99.9%

             ADVANCED INDUSTRIAL
               EQUIPMENT - 0.9%
   1,800     Agilent Technologies, Inc.*<F3>                       $    34,938
     500     Cognex Corporation*<F3>                                    11,225
     500     Danaher Corporation                                        31,420
     500     Diebold, Inc.                                              19,815
     500     National Instruments
               Corporation*<F3>                                         17,300
     500     Pall Corporation                                            9,540
     500     Roper Industries, Inc.                                     21,080
     750     Symbol Technologies, Inc.                                   7,717
     500     Waters Corporation*<F3>                                    13,400
                                                                   -----------
                                                                       166,435
                                                                   -----------

             ADVANCED MEDICAL
               DEVICES - 2.3%
     900     Biomet, Inc.                                               24,750
     500     DENTSPLY International Inc.                                16,775
     700     Guidant Corporation*<F3>                                   20,951
   4,400     Medtronic, Inc.                                           205,700
     500     Respironics, Inc.*<F3>                                     14,530
   1,000     St. Jude Medical, Inc.*<F3>                                34,820
   1,000     Stryker Corporation                                        61,850
   1,000     Zimmer Holdings, Inc.*<F3>                                 37,640
                                                                   -----------
                                                                       417,016
                                                                   -----------

             AEROSPACE - 0.8%
   2,200     United Technologies
               Corporation                                             137,434
                                                                   -----------

             AIR FREIGHT - 0.9%
     500     Expeditors International
               of Washington, Inc.                                      16,725
   1,100     FedEx Corporation                                          57,827
   1,500     United Parcel Service,
               Inc. Class B                                             95,040
                                                                   -----------
                                                                       169,592
                                                                   -----------

             AIRLINES - 0.3%
   3,000     Southwest Airlines Co.                                     49,800
                                                                   -----------

             ALUMINUM - 0.5%
   3,200     Alcoa, Inc.                                                81,760
                                                                   -----------

             AUTO PARTS - 0.2%
     500     Gentex Corporation*<F3>                                    15,005
     600     Genuine Parts Company                                      19,074
                                                                   -----------
                                                                        34,079
                                                                   -----------

             BIOTECHNOLOGY - 3.1%
     500     Abgenix, Inc.*<F3>                                          4,635
   4,552     Amgen, Inc.*<F3>                                          214,854
   1,100     Applera Corporation -
               Applied Biosystems Group                                 24,046
     500     Biogen, Inc.*<F3>                                          22,075
     500     Celgene Corporation*<F3>                                   12,300
     500     Chiron Corporation*<F3>                                    20,100
   1,000     Genentech, Inc.*<F3>                                       33,000
   1,000     Genzyme Corporation*<F3>                                   32,800
   1,000     Gilead Sciences, Inc.*<F3>                                 39,480
     500     IDEC Pharmaceuticals
               Corporation*<F3>                                         16,450
     500     ImClone Systems, Inc.*<F3>                                  6,865
     500     Immunomedics, Inc.*<F3>                                     3,675
   1,000     Laboratory Corporation
               of America Holdings*<F3>                                 24,000
   1,000     MedImmune, Inc.*<F3>                                       26,380
     993     Millennium
               Pharmaceuticals, Inc.*<F3>                                9,940
     852     Monsanto Co.                                               14,987
     500     Myriad Genetics, Inc.*<F3>                                  9,510
     500     Scios, Inc.*<F3>                                           16,420
     500     Techne Corporation*<F3>                                    15,470
     500     XOMA, Ltd.*<F3>                                             2,785
                                                                   -----------
                                                                       549,772
                                                                   -----------

             BUILDING MATERIALS - 0.2%
     500     The Sherwin-Williams
               Company                                                  14,415
     500     Vulcan Materials Company                                   18,870
                                                                   -----------
                                                                        33,285
                                                                   -----------

             CHEMICALS COMMODITY - 1.1%
   4,300     E. I. du Pont de Nemours
               and Company                                             191,866
                                                                   -----------

             CHEMICALS SPECIALTY - 1.0%
   1,000     Air Products and
               Chemicals, Inc.                                          44,220
     500     Avery Dennison Corporation                                 32,220
     500     Cabot Microelectronics Corp.*<F3>                          30,175
     500     Ecolab, Inc.                                               24,835
     500     Sigma-Aldrich Corporation                                  25,125
     500     WD-40 Company                                              14,450
                                                                   -----------
                                                                       171,025
                                                                   -----------

             CLOTHING & FABRICS - 0.3%
   1,000     Liz Claiborne, Inc.                                        32,200
     500     Nautica Enterprises, Inc.*<F3>                              5,630
     500     V.F. Corp.                                                 18,930
                                                                   -----------
                                                                        56,760
                                                                   -----------

             COMMUNICATIONS
               TECHNOLOGY - 4.4%
   2,200     ADC
               Telecommunications, Inc.*<F3>                             4,774
     500     Andrew Corporation*<F3>                                     5,625
  28,000     Cisco Systems, Inc.*<F3>                                  417,760
     500     Echelon Corporation*<F3>                                    7,280
     500     Extreme Networks, Inc.*<F3>                                 2,255
     500     Foundry Networks, Inc.*<F3>                                 5,000
   4,300     JDS Uniphase Corporation*<F3>                              14,663
   1,000     Juniper Networks, Inc.*<F3>                                 9,740
  12,500     Lucent Technologies, Inc.*<F3>                             21,875
   7,800     Motorola, Inc.                                             88,764
     500     Plantronics, Inc.*<F3>                                      8,980
     500     Polycom, Inc.*<F3>                                          5,705
     500     Powerwave
               Technologies, Inc.*<F3>                                   3,290
   3,300     QUALCOMM, Inc.*<F3>                                       136,026
   1,000     Rockwell Collins, Inc.                                     21,400
     500     Scientific-Atlanta, Inc.                                    6,800
     500     SonicWALL, Inc.*<F3>                                        2,020
     500     Tekelec*<F3>                                                5,095
   1,300     Tellabs, Inc.*<F3>                                         11,531
                                                                   -----------
                                                                       778,583
                                                                   -----------

             COMPUTERS - 7.0%
     500     Advanced Digital Information
               Corporation*<F3>                                          3,715
     500     Brocade Communications
               Systems, Inc.*<F3>                                        2,845
   8,900     Dell Computer Corporation*<F3>                            254,273
   8,500     EMC Corporation *<F3>                                      61,625
     500     Emulex Corporation*<F3>                                    12,070
  10,321     Hewlett-Packard Company                                   201,053
     500     InFocus Corporation*<F3>                                    3,775
   6,500     International Business
               Machines Corporation                                    566,150
     500     Lexmark International, Inc.*<F3>                           33,070
     500     NCR Corporation*<F3>                                       13,800
   1,100     Network Appliance, Inc.*<F3>                               15,257
     500     Qlogic Corporation*<F3>                                    21,720
  12,600     Sun Microsystems, Inc.*<F3>                                54,067
                                                                   -----------
                                                                     1,243,420
                                                                   -----------

             CONSUMER SERVICES - 0.5%
     750     Apollo Group, Inc.*<F3>                                    30,938
     500     Career Education Corp.*<F3>                                19,455
     500     DeVry, Inc.*<F3>                                            8,330
     500     eBay, Inc.*<F3>                                            34,475
                                                                   -----------
                                                                        93,198
                                                                   -----------

             CONTAINERS & PACKAGING - 0.1%
     500     AptarGroup, Inc.                                           14,940
                                                                   -----------

             COSMETICS - 1.5%
     800     Avon Products, Inc.                                        41,080
   2,000     Colgate-Palmolive Company                                 102,780
   4,000     The Gillette Company                                      121,280
                                                                   -----------
                                                                       265,140
                                                                   -----------

             DIVERSIFIED TECHNOLOGY
               SERVICES - 0.4%
     500     Affiliated Computer
               Services, Inc.*<F3>                                      25,000
     500     CIBER, Inc.*<F3>                                            3,000
     500     Dendrite International, Inc.*<F3>                           2,945
   1,700     Electronic Data Systems
               Corporation                                              31,518
     500     Keane, Inc.*<F3>                                            4,600
   1,100     Unisys Corporation*<F3>                                    12,320
                                                                   -----------
                                                                        79,383
                                                                   -----------

             ELECTRIC COMPONENTS
               & EQUIPMENT - 0.5%
     700     American Power Conversion
               Corporation*<F3>                                         11,270
     500     AVX Corporation                                             6,425
     500     Integrated Circuit
               Systems, Inc.*<F3>                                       11,640
     500     Jabil Circuit, Inc.*<F3>                                   10,725
     500     KEMET Corporation*<F3>                                      5,435
     500     Molex, Inc.                                                14,025
     500     Molex, Inc. Class A                                        11,990
     500     Plexus Corp.*<F3>                                           7,610
   2,500     Sanmina-SCI Corporation*<F3>                               12,000
                                                                   -----------
                                                                        91,120
                                                                   -----------

             FIXED LINE
               COMMUNICATIONS - 3.1%
   6,000     BellSouth Corporation                                     166,800
  13,200     SBC Communications, Inc.                                  376,200
                                                                   -----------
                                                                       543,000
                                                                   -----------

             FOOD PRODUCTS - 0.7%
   1,200     General Mills, Inc.                                        53,544
     500     Hershey Foods Corporation                                  32,195
     500     Lancaster Colony Corporation                               18,095
     500     Tootsie Roll Industries, Inc.                              15,245
                                                                   -----------
                                                                       119,079
                                                                   -----------

             FOOTWEAR - 0.2%
     600     NIKE, Inc. Class B                                         26,868
                                                                   -----------

             FURNISHINGS & APPLIANCES - 0.5%
     500     Ethan Allen Interiors, Inc.                                18,675
     300     Herman Miller, Inc.                                         5,982
     500     HON INDUSTRIES Inc.                                        13,990
     700     Leggett & Platt, Inc.                                      16,709
     500     Mohawk Industries, Inc.*<F3>                               30,805
                                                                   -----------
                                                                        86,161
                                                                   -----------

             HEALTHCARE PROVIDERS - 1.4%
   1,000     First Health Group Corp.*<F3>                              23,860
   1,100     Health Management
               Associates, Inc.                                         19,283
     500     LifePoint Hospitals, Inc.*<F3>                             15,790
   1,000     Lincare Holdings, Inc.*<F3>                                32,720
     500     Orthodontic Centers
               of America, Inc.*<F3>                                     6,455
     500     Pediatrix Medical Group, Inc.*<F3>                         20,310
     500     Renal Care Group, Inc.*<F3>                                15,660
     700     Tenet Healthcare Corp.*<F3>                                12,915
   1,200     UnitedHealth Group, Inc.                                   97,740
                                                                   -----------
                                                                       244,733
                                                                   -----------

             HEAVY CONSTRUCTION - 0.1%
     500     Dycom Industries, Inc.*<F3>                                 7,555
     500     Fluor Corporation                                          13,710
                                                                   -----------
                                                                        21,265
                                                                   -----------

             HOUSEHOLD PRODUCTS
               DURABLE - 0.1%
     300     The Stanley Works                                          10,782
                                                                   -----------

             HOUSEHOLD PRODUCTS
               NONDURABLE - 3.3%
     500     Blyth, Inc.                                                13,850
     500     The Clorox Company                                         21,920
   2,000     Kimberly-Clark Corporation                                100,640
   5,300     The Procter &
               Gamble Company                                          445,200
                                                                   -----------
                                                                       581,610
                                                                   -----------

             INDUSTRIAL - DIVERSIFIED - 2.9%
     700     Dover Corporation                                          21,840
   1,600     Emerson Electric Company                                   83,440
   3,500     Honeywell International Inc.                               90,545
   1,100     Illinois Tool Works, Inc.                                  74,789
     500     Kaydon Corporation                                         10,535
     500     Parker-Hannifin Corporation                                23,345
     700     Rockwell Automation, Inc.                                  14,735
   1,500     3M Co.                                                    194,775
                                                                   -----------
                                                                       514,004
                                                                   -----------

             INDUSTRIAL SERVICES - 2.8%
   2,000     Automatic Data
               Processing, Inc.                                         86,940
     500     Catalina Marketing
               Corporation*<F3>                                         10,275
     500     Cintas Corporation                                         25,235
   1,200     Concord EFS, Inc.*<F3>                                     18,000
     500     Convergys Corporation*<F3>                                  8,620
     750     Copart, Inc.*<F3>                                           9,067
     500     The Corporate Executive
               Board Company*<F3>                                       16,500
     500     Deluxe Corporation                                         21,700
     500     DST Systems, Inc.*<F3>                                     18,975
   3,000     First Data Corporation                                    103,920
     500     Getty Images, Inc.*<F3>                                    14,935
   1,100     IMS Health, Inc.                                           18,260
     500     MedQuist, Inc.*<F3>                                         9,865
   1,000     Moody's Corporation                                        44,020
   1,200     Paychex, Inc.                                              35,040
     500     Robert Half
               International, Inc.*<F3>                                  9,825
     500     Sabre Holdings Corporation*<F3>                            10,880
     500     W.W. Grainger, Inc.                                        26,890
                                                                   -----------
                                                                       488,947
                                                                   -----------

             INTERNET SERVICES - 0.2%
     500     Overture Services, Inc.*<F3>                               13,740
   1,000     WebMD Corporation*<F3>                                      8,560
   1,000     Yahoo!, Inc.*<F3>                                          18,270
                                                                   -----------
                                                                        40,570
                                                                   -----------

             MEDICAL SUPPLIES - 2.5%
   5,600     Abbott Laboratories                                       245,168
   1,800     Baxter International, Inc.                                 57,582
   1,000     Becton, Dickinson
               and Company                                              29,670
   1,000     Boston Scientific Corporation*<F3>                         42,000
     500     C.R. Bard, Inc.                                            27,750
     500     Cytyc Corporation*<F3>                                      5,000
     500     Patterson Dental Company*<F3>                              21,000
     500     ResMed Inc.*<F3>                                           16,205
                                                                   -----------
                                                                       444,375
                                                                   -----------

             OIL COMPANIES - 7.2%
   4,440     ChevronTexaco Corporation                                 297,613
     700     EOG Resources, Inc.                                        27,139
  25,700     Exxon Mobil Corporation                                   894,360
     500     Murphy Oil Corporation                                     42,870
     500     Tom Brown, Inc.*<F3>                                       12,175
                                                                   -----------
                                                                     1,274,157
                                                                   -----------

             OIL DRILLING EQUIPMENT
               & SERVICES - 1.8%
   1,500     Baker Hughes Incorporated                                  49,110
   1,000     BJ Services Company*<F3>                                   33,450
     500     Cooper Cameron Corporation*<F3>                            25,630
     500     ENSCO International, Inc.                                  13,990
     500     GlobalSanteFe Corporation                                  12,810
   1,600     Halliburton Company                                        33,600
     500     Nabors Industries, Inc.*<F3>                               17,700
     500     National-Oilwell, Inc.*<F3>                                10,875
     500     Noble Corporation*<F3>                                     16,975
     500     Rowan Companies, Inc.                                      10,650
   2,000     Schlumberger Limited f<F4>                                 88,500
     500     Tidewater Inc.                                             15,465
                                                                   -----------
                                                                       328,755
                                                                   -----------

             PHARMACEUTICALS - 17.5%
     500     Allergan, Inc.                                             29,395
     500     Andrx Group*<F3>                                            7,250
   6,200     Bristol-Myers
               Squibb Company                                          164,300
     500     Cephalon, Inc.*<F3>                                        27,400
   4,000     Eli Lilly and Company                                     273,200
     500     Forest Laboratories, Inc.*<F3>                             53,665
     625     IVAX Corporation*<F3>                                       8,444
  11,784     Johnson & Johnson                                         671,924
     666     King Pharmaceuticals, Inc.*<F3>                            12,641
   8,500     Merck & Co., Inc.                                         504,985
     600     Mylan Laboratories, Inc.                                   20,238
     500     Noven Pharmaceuticals, Inc.*<F3>                            5,300
     500     NPS Pharmaceuticals, Inc.*<F3>                             14,780
  24,000     Pfizer, Inc.                                              756,960
   5,000     Pharmacia Corporation                                     211,500
   5,400     Schering-Plough Corporation                               122,364
     500     SICOR, Inc.*<F3>                                            7,885
   5,300     Wyeth                                                     203,679
                                                                   -----------
                                                                     3,095,910
                                                                   -----------

             PRECIOUS METALS - 0.1%
   1,000     Meridian Gold Inc.*<F3>f<F4>                               14,250
                                                                   -----------

             PUBLISHING - 0.3%
     500     John Wiley & Sons, Inc.                                    10,650
     700     The McGraw-Hill
               Companies, Inc.                                          41,503
                                                                   -----------
                                                                        52,153
                                                                   -----------

             REAL ESTATE - 0.1%
   1,000     Plum Creek Timber
               Company, Inc.                                            24,350
     500     Public Storage, Inc.                                       15,555
                                                                   -----------
                                                                        39,905
                                                                   -----------

             RECREATIONAL PRODUCTS
               & SERVICES - 0.7%
     500     Callaway Golf Company                                       6,720
   1,200     Harley-Davidson, Inc.                                      58,248
     500     Polaris Industries Inc.                                    32,415
     500     Winnebago Industries, Inc.                                 24,720
                                                                   -----------
                                                                       122,103
                                                                   -----------

             RETAILERS APPAREL - 1.4%
     500     Chico's FAS, Inc.*<F3>                                     11,240
   1,800     The Gap, Inc.                                              28,602
   1,200     Kohl's Corporation*<F3>                                    82,200
   1,600     The Limited, Inc.                                          27,216
     500     The Men's Wearhouse, Inc.*<F3>                              9,510
   1,000     Ross Stores, Inc.                                          46,250
   2,200     The TJX Companies, Inc.                                    43,054
                                                                   -----------
                                                                       248,072
                                                                   -----------

             RETAILERS BROADLINE - 0.9%
   1,000     Dollar General Corporation                                 13,230
   1,000     Family Dollar Stores, Inc.                                 29,490
   3,200     Target Corporation                                        111,296
                                                                   -----------
                                                                       154,016
                                                                   -----------

             RETAILERS DRUG -BASED - 1.8%
   1,650     Cardinal Health, Inc.                                     101,541
   1,400     CVS Corporation                                            37,632
   1,100     McKesson, Inc.                                             28,512
     500     Priority Healthcare
               Corporation Class B*<F3>                                 11,010
   5,000     Walgreen Company                                          143,950
                                                                   -----------
                                                                       322,645
                                                                   -----------

             RETAILERS - SPECIALTY - 3.6%
     500     AutoZone, Inc.*<F3>                                        40,850
   1,000     Bed Bath & Beyond, Inc.*<F3>                               34,690
     750     Best Buy Co., Inc.*<F3>                                    20,760
     500     Big Lots, Inc.*<F3>                                         6,350
     219     CarMax, Inc.*<F3>                                           4,314
     700     Circuit City Stores-Circuit
               City Group                                                6,776
     500     Cost Plus, Inc.*<F3>                                       16,350
     500     Dollar Tree Stores, Inc.*<F3>                              14,675
   9,200     The Home Depot, Inc.                                      243,064
   2,800     Lowe's Companies, Inc.                                    116,200
     500     Michaels Stores, Inc.*<F3>                                 18,825
   1,200     Office Depot, Inc.*<F3>                                    21,252
     700     RadioShack Corporation                                     16,625
   1,700     Staples, Inc.*<F3>                                         32,810
     500     Tiffany & Company                                          14,190
   1,000     Williams-Sonoma, Inc.*<F3>                                 26,340
                                                                   -----------
                                                                       634,071
                                                                   -----------

             SEMICONDUCTORS - 7.0%
     800     Advanced Micro
               Devices, Inc.*<F3>                                        6,800
   1,300     Altera Corporation*<F3>                                    18,889
   1,000     Analog Devices, Inc.*<F3>                                  30,690
   5,800     Applied Materials, Inc.*<F3>                               98,890
     600     Axcelis Technologies, Inc.*<F3>                             4,902
     500     Broadcom Corporation*<F3>                                   9,775
     500     Credence Systems
               Corporation*<F3>                                          5,410
     500     Cree, Inc.*<F3>                                            11,830
     500     Integrated Device
               Technology, Inc.*<F3>                                     5,375
  25,000     Intel Corporation                                         522,000
     500     InterDigital Communications
               Corporation*<F3>                                          9,125
   1,000     Intersil Corporation*<F3>                                  17,290
     600     KLA-Tencor Corporation*<F3>                                26,502
     500     Lattice Semiconductor
               Corporation*<F3>                                          5,000
   1,000     Linear Technology
               Corporation                                              33,230
   1,000     LSI Logic Corporation*<F3>                                  8,290
     500     Marvell Technology
               Group Ltd.*<F3>f<F4>                                     11,320
   2,000     Maxim Integrated
               Products, Inc.                                           84,180
     500     Micrel, Incorporated*<F3>                                   5,685
     750     Microchip Technology, Inc.                                 21,570
   1,900     Micron Technology, Inc.*<F3>                               30,039
   1,000     National Semiconductor
               Corporation*<F3>                                         20,300
   1,000     NVIDIA Corporation*<F3>                                    17,130
     500     PMC-Sierra, Inc.*<F3>                                       4,075
     500     Rambus, Inc.*<F3>                                           4,605
     500     RF Micro Devices, Inc.*<F3>                                 6,095
     500     Silicon Laboratories Inc.*<F3>                             14,650
     500     Silicon Storage
               Technology, Inc.*<F3>                                     3,525
     500     Skyworks Solutions, Inc.*<F3>                               6,025
     500     Teradyne, Inc.*<F3>                                         8,195
   7,000     Texas Instruments, Inc.                                   140,770
   2,000     Xilinx, Inc.*<F3>                                          49,280
                                                                   -----------
                                                                     1,241,442
                                                                   -----------

             SOFT DRINKS - 3.8%
   8,500     The Coca-Cola Company                                     387,940
   6,900     PepsiCo, Inc.                                             293,112
                                                                   -----------
                                                                       681,052
                                                                   -----------

             SOFTWARE - 9.0%
     800     Adobe Systems, Inc.                                        23,624
     500     Amdocs Limited*<F3>                                         5,750
   1,000     Ariba, Inc.*<F3>                                            4,170
   1,200     BEA Systems, Inc.*<F3>                                     13,247
     900     BMC Software, Inc.*<F3>                                    16,110
   1,100     Cadence Design
               Systems, Inc.*<F3>                                       15,862
     500     Cerner Corporation*<F3>                                    16,455
     600     Citrix Systems, Inc.*<F3>                                   7,050
   1,600     Computer Associates
               International, Inc.                                      24,176
     500     Documentum, Inc.*<F3>                                       9,310
     500     Informatica Corporation*<F3>                                3,450
     700     Intuit Inc.*<F3>                                           37,758
     500     J.D. Edwards & Company*<F3>                                 7,065
     500     Macromedia, Inc.*<F3>                                       6,125
     500     Manugistics Group, Inc.*<F3>                                1,980
     500     Mentor Graphics Corporation*<F3>                            6,030
     500     Mercury Interactive
               Corporation*<F3>                                         16,740
  17,800     Microsoft Corporation*<F3>                              1,029,196
  16,100     Oracle Corporation*<F3>                                   195,615
   1,000     Parametric Technology
               Corporation*<F3>                                          3,100
   1,000     PeopleSoft, Inc.*<F3>                                      19,640
     500     Quest Software, Inc.*<F3>                                   6,510
     500     Retek Inc.*<F3>                                             2,215
   2,200     Siebel Systems, Inc.*<F3>                                  18,722
   1,000     SunGard Data Systems, Inc.*<F3>                            23,370
     500     Symantec Corporation*<F3>                                  21,865
     500     Synopsys, Inc.*<F3>                                        25,990
     600     VeriSign, Inc.*<F3>                                         6,306
   1,300     VERITAS Software
               Corporation*<F3>                                         23,634
     500     Wind River Systems, Inc.*<F3>                               3,030
                                                                   -----------
                                                                     1,594,095
                                                                   -----------

             STEEL - 0.1%
     500     Nucor Corporation                                          25,120
                                                                   -----------

             TOYS - 0.4%
     500     Electronic Arts, Inc.*<F3>                                 33,930
   1,500     Mattel, Inc.                                               30,930
                                                                   -----------
                                                                        64,860
                                                                   -----------

             TRANSPORTATION - 0.1%
     666     Werner Enterprises, Inc.                                   14,699
                                                                   -----------

             WIRELESS COMMUNICATIONS - 0.3%
   1,000     ALLTEL Corporation                                         55,080
                                                                   -----------

             Total Common Stock
               (Cost $25,336,559)                                   17,708,387
                                                                   -----------
             Assets, Less Other
               Liabilities - 0.1%                                       12,266
                                                                   -----------
             TOTAL NET ASSETS 100.0%                               $17,720,653
                                                                   -----------
                                                                   -----------

 *<F3>  Non-income producing
 f<F4>  U.S. security of foreign company
   ADR  American Depositary Receipt

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         November 30, 2002 (Unaudited)

ASSETS
Investments in securities, at market (cost: $25,336,559)           $17,708,387
Cash                                                                     6,488
Dividends receivable                                                    28,575
Receivable from Advisor                                                  6,142
Receivable for shares sold                                               6,140
Other assets                                                             6,075
                                                                   -----------
       TOTAL ASSETS                                                 17,761,807
                                                                   -----------

LIABILITIES
Accrued expenses                                                        41,154
                                                                   -----------
       TOTAL LIABILITIES                                                41,154
                                                                   -----------
       NET ASSETS                                                  $17,720,653
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Paid in capital                                                    $28,244,771
Undistributed net investment income                                     43,848
Accumulated net realized loss on investments                        (2,939,794)
Unrealized depreciation on investments                              (7,628,172)
                                                                   -----------
       NET ASSETS                                                  $17,720,653
                                                                   -----------
                                                                   -----------

CLASS K:
Net assets                                                         $17,720,237
Shares of capital stock outstanding; unlimited number
  of shares authorized, no par value                                 3,160,482
                                                                   -----------
       NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE    $      5.61
                                                                   -----------
                                                                   -----------

CLASS M:
Net assets                                                         $       416
Shares of capital stock outstanding; unlimited number
  of shares authorized, no par value                                        75
                                                                   -----------
       NET ASSET VALUE, REDEMPTION AND
         OFFERING PRICE PER SHARE(1)<F5>                           $      5.56
                                                                   -----------
                                                                   -----------

(1)<F5>  Amounts may not recalculate due to rounding.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                            STATEMENT OF OPERATIONS
                                  (Unaudited)

                                                              SIX MONTHS ENDED
                                                              NOVEMBER 30, 2002
                                                              -----------------
INVESTMENT INCOME:
     Dividends                                                   $   108,506
                                                                 -----------
EXPENSES:
     Investment advisory fees                                         63,716
     Shareholder servicing and accounting fees                        34,953
     Administration fees                                              19,215
     License fees                                                     16,836
     Professional fees                                                17,385
     Registration fees                                                15,555
     Custody fees                                                      5,490
     Reports to shareholders                                           4,941
     Miscellaneous expenses                                            4,212
                                                                 -----------
          TOTAL EXPENSES                                             182,303
          Less fees reimbursed by Advisor                           (102,374)
                                                                 -----------
          NET EXPENSES                                                79,929
                                                                 -----------
NET INVESTMENT INCOME                                                 28,577
                                                                 -----------

NET REALIZED AND UNREALIZED LOSSES
Net realized loss on investments                                  (1,171,603)
Net change in unrealized appreciation (depreciation)
  on investment securities                                          (950,969)
                                                                 -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (2,122,572)
                                                                 -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(2,093,995)
                                                                 -----------
                                                                 -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                       NOVEMBER 30, 2002       YEAR ENDED
                                                                          (UNAUDITED)         MAY 31, 2002
                                                                       -----------------      ------------
OPERATIONS
Net investment income                                                     $    28,577         $    16,484
Net realized loss on investments                                           (1,171,603)           (574,249)
Net change in unrealized appreciation (depreciation) on investments          (950,969)         (2,960,579)
                                                                          -----------         -----------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                            (2,093,995)         (3,518,344)
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Shares sold                                                                   434,293           3,737,157
Shares reinvested                                                                  --               1,675
Shares redeemed                                                              (640,570)           (684,933)
                                                                          -----------         -----------
     INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS      (206,277)          3,053,899
                                                                          -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                         --             (15,940)
                                                                          -----------         -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           --             (15,940)
                                                                          -----------         -----------

TOTAL DECREASE IN NET ASSETS                                               (2,300,272)           (480,385)

NET ASSETS AT BEGINNING OF PERIOD                                          20,020,925          20,501,310
                                                                          -----------         -----------

NET ASSETS AT END OF PERIOD (INCLUDING ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME OF $43,848 AND $15,274, RESPECTIVELY)             $17,720,653         $20,020,925
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                              FINANCIAL HIGHLIGHTS
           Selected data for each share of capital stock outstanding

                                                                                     CLASS K
                                                    -------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                  FOR  THE PERIOD
                                                    NOVEMBER 30, 2002(5)<F10>         YEAR ENDED         JUNE 29, 2000(1)<F6>
                                                           (UNAUDITED)           MAY 31, 2002(5)<F10>      TO MAY 31, 2001
                                                    -------------------------    --------------------    --------------------
NET ASSET VALUE
     Beginning of period                                       $6.26                     $7.58                  $10.00
                                                               -----                     -----                  ------

OPERATIONS
     Net investment income (loss)                               0.01                      0.01                    0.01
     Net realized and unrealized losses                        (0.66)                    (1.32)                  (2.43)
                                                               -----                     -----                  ------
          Total from operations                                (0.65)                    (1.31)                  (2.42)
                                                               -----                     -----                  ------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                 0.00                     (0.01)                   0.00
                                                               -----                     -----                  ------
          Total distributions to shareholders                   0.00                     (0.01)                   0.00
                                                               -----                     -----                  ------

NET ASSET VALUE
     End of period                                             $5.61                     $6.26                  $ 7.58
                                                               -----                     -----                  ------
                                                               -----                     -----                  ------

Total investment return                                       (10.38)%                  (17.34)%                (25.02)%(2)(4)
                                                                                                                       <F7><F9>

Net assets, end of period                                $17,720,237               $20,020,007             $20,496,716

RATIOS
     Expenses to average net assets
          Before expense reimbursement                          2.15%                     2.06%                   1.97%(3)<F8>
          After expense reimbursement                           0.94%                     0.90%                   0.90%(3)<F8>
     Net investment income (loss) to average net assets
          Before expense reimbursement                         (0.87)%                   (1.07)%                 (0.99)%(3)<F8>
          After expense reimbursement                           0.34%                     0.09%                   0.08%(3)<F8>
     Portfolio turnover rate                                     2.9%                     13.7%                   20.0%(2)<F7>

(1)<F6>   Commencement of operations.
(2)<F7>   Not annualized.
(3)<F8>   Annualized.
(4)<F9> The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(5)<F10> Net investment income (loss) per share is based on daily average shares outstanding.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                        FINANCIAL HIGHLIGHTS (Continued)
           Selected data for each share of capital stock outstanding

                                                                                        CLASS M
                                                       ------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                                  FOR  THE PERIOD
                                                        NOVEMBER 30, 2002           YEAR ENDED        FEBRUARY 15, 2001(1)<F11>
                                                       (UNAUDITED)(4)<F14>     MAY 31, 2002(4)<F14>        TO MAY 31, 2001
                                                       -------------------     --------------------   -------------------------
NET ASSET VALUE
     Beginning of period                                       $6.23                   $7.56                     $8.23
                                                               -----                   -----                     -----

OPERATIONS
     Net investment income (loss)                              (0.01)                  (0.05)                    (0.01)
     Net realized and unrealized losses                        (0.66)                  (1.28)                    (0.66)
                                                               -----                   -----                     -----
          Total from operations                                (0.67)                  (1.33)                    (0.67)
                                                               -----                   -----                     -----

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                 0.00                    0.00                      0.00
                                                               -----                   -----                     -----
          Total distributions to shareholders                   0.00                    0.00                      0.00
                                                               -----                   -----                     -----

NET ASSET VALUE
     End of period                                             $5.56                   $6.23                     $7.56
                                                               -----                   -----                     -----
                                                               -----                   -----                     -----

Total investment return                                       (10.75)%                (17.59)%                   (8.14)%(2)<F12>

Net assets, end of period                                       $416                    $918                    $4,594

RATIOS
     Expenses to average net assets
          Before expense reimbursement                          2.90%                   2.80%                     2.75%(3)<F13>
          After expense reimbursement                           1.69%                   1.65%                     1.65%(3)<F13>
     Net investment income (loss) to average net assets
          Before expense reimbursement                         (1.62)%                 (1.82)%                   (1.78)%(3)<F13>
          After expense reimbursement                          (0.41)%                 (0.67)%                   (0.67)%(3)<F13>
     Portfolio turnover rate                                     2.9%                   13.7%                     20.0%(2)<F12>

(1)<F11>  Commencement of operations.
(2)<F12>  Not annualized.
(3)<F13>  Annualized.
(4)<F14> Net investment income (loss) per share is based on daily average shares outstanding.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                         November 30, 2002 (Unaudited)

1.   ORGANIZATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Index Fund (the "Fund"), a diversified series of the Trust. Allied Asset Advisors, Inc. ("AAA"or the "Advisor"), a Delaware corporation, serves as an investment manager to the Fund.

The trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers two classes of shares of the
Fund: Class K and Class M. Class M shares are subject to a 12b-1 fee of .75% as described in the Fund's Class M prospectus. Each class of shares has identical rights and voting privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

SECURITY VALUATION: Investment securities are carried at value determined using the following valuation methods:

o Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

o Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the six months ended November 30, 2002.

o Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the six months ended November 30, 2002.

FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At November 30, 2002, the Fund had a capital loss carryover of $1,217,674, which will expire between May 31, 2002 and May 31, 2010. Net realized gains or losses may differ for financial reporting and tax purposes as a result of deferral of losses relating to wash sale transactions.

At November 30, 2002, the cost of investment securities for federal income tax purposes was $25,336,559. At November 30, 2002, unrealized appreciation and depreciation for federal income tax purposes was as follows:

     Appreciation                                $ 1,183,348
     Depreciation                                 (8,811,520)
                                                 -----------
     Net unrealized depreciation
       on investments                            $(7,628,172)
                                                 -----------
                                                 -----------

DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

                                     SIX MONTHS ENDED       YEAR ENDED
                                    NOVEMBER 30, 2002      MAY 31, 2002
                                    -----------------      ------------
     Distribution paid from:
        Ordinary income                  $    --             $15,940
                                         -------             -------

Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

At November 30, 2002, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                        $43,848
                                                          -------
     Undistributed long-term capital gains                     --
                                                          -------

OTHER: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees, which are unique to Class M shares. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.   INVESTMENT ADVISORY AGREEMENT

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund's daily average net assets.

The Trust has a distribution agreement and servicing agreement with Quasar Distributors, LLC (the "Distributor"). The Trust has adopted a Service and Distribution Plan whereby the Fund pays the Distributor servicing fees of up to 0.75% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the six months ended November 30, 2002, the Fund recognized $3 of distribution fees, which are included in miscellaneous expenses in the statement of operations.

Trustees of the Fund serve without compensation but are reimbursed for expenses incurred in connection with attendance at Board Meetings. For the six months ended November 30, 2002, the Fund recognized $2,013 of such expenses, which are included in miscellaneous expenses in the statement of operations.

For the period June 30, 2002 to June 30, 2003, if the aggregate annual operating expenses exceed 0.95% and 1.70% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceed 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor waived or reimbursed the Fund for the amount of such excess. Accordingly, for the six months ended November 30, 2002, the Advisor has waived or reimbursed expenses of the Fund in the amount of $102,374.

4.   CAPITAL SHARE TRANSACTIONS

Transactions in Class K shares of the Fund for the six months ended November 30, 2002, were as follows:

                                     AMOUNT              SHARES
                                     ------              ------
Shares sold                        $ 434,247              81,391
Shares redeemed                     (640,182)           (117,717)
                                   ---------            --------
Net decrease                       $(205,935)            (36,326)
                                   ---------            --------
                                   ---------            --------

Transactions in Class M shares of the Fund for the six months ended November 30, 2002, were as follows:

                                     AMOUNT              SHARES
                                     ------              ------
Shares sold                          $  46                 --
Shares redeemed                       (388)               (72)
                                     -----                ---
Net decrease                         $(342)               (72)
                                     -----                ---
                                     -----                ---

5.   SECURITIES TRANSACTIONS

During the six months ended November 30, 2002, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $499,673 and $676,830, respectively.

                               INVESTMENT ADVISOR
                                      AAA
                          Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               Chicago, Illinois

                                 LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL THE FUND AT 1-877-417-6161 OR WRITE TO DOW JONES ISLAMIC INDEX FUND, C/O ALLIED ASSET ADVISORS, INC., 745 MCCLINTOCK DRIVE, SUITE 114, BURR RIDGE, IL 60527. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES. THE PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE AND YOUR SHARES MAY BE WORTH LESS THAN YOUR ORIGINAL COST. QUASAR DISTRIBUTORS, LLC IS THE DISTRIBUTOR FOR THE FUND. 01/03